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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Assets, Inc.
Address: 11455 El Camino Real, Suite 200
         San Diego, CA 92130

Form 13F File Number: 028-11686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert F. Barton
Title: Chief Financial Officer
Phone: 858-350-2600

Signature, Place, and Date of Signing:


         /s/ Robert F. Barton                San Diego, CA           5/12/2009
-------------------------------------   -----------------------   --------------
              [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name
---------------------   ----


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:             4

Form 13F Information Table Value Total:   $    79,821
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name
---   ---------------------   ----


                           Form 13-F Information Table
                              as of March 31, 2009

                                                                                                        VOTING AUTHORITY
                     TITLE                  VALUE     SHARES/    SH/   PUT/   INVSTMT     OTHER    -------------------------
 NAME OF ISSUER    OF CLASS     CUSIP     (x$1000)    PRN AMT    PRN   CALL   DSCRETN   MANAGERS      SOLE     SHARED   NONE
----------------   --------   ---------   --------   ---------   ---   ----   -------   --------   ---------   ------   ----
WELLS FARGO CORP   com        949746101     79,358   5,572,861   SH           sole                 5,572,861
AMBAC FINANCIAL    com        023139108         91     116,600   SH           Sole                   116,600
CITIGROUP INC      com        125581108        280     120,600   SH           Sole                   110,600
MBIA INC           com        55262C100         92      20,000   SH           Sole                    20,000

TOTAL                                       79,821   5,830,061                                     5,860,061